Schedule I Condensed Parent Company Balance Sheets (Parenthectical) (USD $) In Millions, except Per Share data, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common Stock, authorized shares (in shares)	3,000	3,000
Common Stock, issued (in shares)	1,044.4	1,017.7
Common Stock, outstanding (in shares)	1,044.4	1,017.7
Parent Company [Member]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common Stock, authorized shares (in shares)	3,000	3,000
Common Stock, issued (in shares)	1,044.4	1,017.7
Common Stock, outstanding (in shares)	1,044.4	1,017.7